Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 4,225	$ 1,866	$ 235
Short term restricted deposit	12
Accounts receivable	92	218	13
Total current assets	4,329	2,084	248
Non-current assets
Property and equipment, net	16	6	7
Total non-current assets		6	7
Total assets	4,345	2,090	255
Current liabilities
Trade and other payables	299	523	189
Total current liabilities		523	189
Non-current liabilities
Stockholders' loans	167	166	147
Total non-current liabilities	167	166	147
Total liabilities	466	689	336
Contingent Liabilities and Commitments
Stockholders' equity (deficit)
Common Stock, value	64	54	29	[1]
Capital reserve			24
Additional paid-in capital	7,261	2,827	594	[1]
Accumulated deficit	(3,446)	(1,480)	(728)
Total Stockholders' equity (deficit)	3,879	1,401	(81)
Total liabilities and Stockholders' equity (deficit)	$ 4,345	$ 2,090	$ 255

[1]	Share capital was retroactively adjusted using the exchange ratio established pursuant to the Stock Exchange Agreement to reflect the capital of the legal entity (the Parent Company), see also Note 10A.